Schedule of Provision for Income Taxes (Details) (USD $)	12 Months Ended		45 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
Statutory income tax rate	34.00%
Expected income tax recovery (expense) at the statutory rate of 34%	$ (165,659)	$ (15,231)
Tax effect of expenses that are not deductible for income tax purposes	0	0
Change in valuation allowance	165,659	15,231
Provision for income taxes	$ 0	$ 0	$ 0